Annual Operating Expenses {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2020 Fund - Fidelity Advisor Managed Retirement 2020 Fund: Class Z6
	Aug. 03, 2022
Operating Expenses:
Management fee	0.27%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.27%	[1]

[1]	(a)Adjusted to reflect current fees.